ACCRUED EXPENSES (Narrative) (Details) - USD ($)		12 Months Ended
	May 06, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Costs recognized		$ 878,257	$ 643,913
Accrued expenses		10,184	55,264
Loss on extinguishment of debt		$ 248,892	$ 691,904
Research and Development Arrangement [Member]
Consultancy agreement, term	9 months
Consultancy agreement, initial payment	$ 50,000
Consultancy agreement, additional payments	50,000
Consultancy agreement, total payments	$ 200,000
Shares issued for consultancy agreement	100,000		100,000
Costs recognized				$ 160,000
Accrued expenses					$ 110,000
Percentage of completion					80.00%
Fair value of shares			$ 163,783
Loss on extinguishment of debt			$ 53,783